PENSION AND POSTRETIREMENT BENEFITS - Other Comprehensive Income (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plan
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial cost	$ (634)
Total recognized in other comprehensive income	(634)
Postretirement Plan
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial cost	176
Total recognized in other comprehensive income	$ 176